Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Alphatime Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Net Income (Loss) Per Share

The net income (loss) per share presented in the statements of operations is based on the following:

	For the three months ended March 31, 2025	For the three months ended March 31, 2024

Net income	$117,969	$442,265
Income earned on Trust Account	(301,371)	(787,168)
Accretion of carrying value to redemption value	(54,979)	(165,000)
Net loss including accretion of equity into redemption value	$(238,381)	$(509,903)

The net income (loss) per share presented in the statements of operations is based on the following:

	For the year ended December 31, 2024	For the year ended December 31, 2023

Net income	$1,498,591	$1,941,118
Income earned on Trust Account	(2,782,552)	(3,130,199)
Accretion of carrying value to redemption value	(550,000)	(8,427,382)
Net loss including accretion of equity into redemption value	$(1,833,961)	$(9,616,463)

Schedule of Income (Loss) Basic and Diluted Per Share

	Three months ended March 31, 2025		Three months ended March 31, 2024
	Redeemable	Non- Redeemable	Redeemable	Non- Redeemable
Particulars	Shares	Shares	Shares	Shares
Basic and diluted net income/(loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity	(91,743)	(146,638)	(353,202)	(156,701)
Income earned on Trust Account	301,371	—	787,168	—
Accretion of temporary equity to redemption value	54,979	—	165,000	—
Allocation of net income/(loss)	264,607	(146,638)	598,966	(156,701)

Denominators:
Weighted-average shares outstanding	1,335,250	2,134,200	4,810,460	2,134,200
Basic and diluted net income/(loss) per share	0.20	(0.07)	0.12	(0.07)

	For the year ended December 31, 2024		For the year ended December 31, 2023
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
Particulars	Shares	Shares	Shares	Shares
Basic and diluted net income/(loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity	(1,265,212)	(568,749)	(7,330,400)	(2,286,063)
Income earned on Trust Account	2,782,552	—	3,130,199	—
Accretion of temporary equity to redemption value	550,000	—	8,427,382	—
Allocation of net income/(loss)	2,067,340	(568,749)	4,227,181	(2,286,063)

Denominators:
Weighted-average shares outstanding	4,747,637	2,134,200	6,830,959	2,130,307
Basic and diluted net income/(loss) per share	0.44	(0.27)	0.62	(1.07)

Schedule of Subject to Possible Redemption

At March 31, 2025, the ordinary shares reflected in the balance sheets are reconciled in the following table:

Ordinary shares subject to possible redemption – December 31, 2024	$15,240,284

Redemption of public shares	-
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account) and extension deposit	356,350
Ordinary shares subject to possible redemption - March 31, 2025	$15,596,634

At December 31, 2024, the ordinary shares reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$69,000,000
Less:
Proceeds allocated to Public Rights	(621,000)
Proceeds allocated to Public Warrants	(1,104,000)
Allocation of offering costs related to redeemable shares	(4,770,382)
Accretion of carrying value to redemption value	7,737,382
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account) and extension deposit	3,820,199
Ordinary shares subject to possible redemption - December 31, 2023	$74,062,199
Redemption of public shares	(62,154,467)
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account) and extension deposit	3,332,552
Ordinary shares subject to possible redemption – December 31, 2024	$15,240,284

HCYC Group Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Accounts Receivable

The following table sets forth the aging analysis of accounts receivable:

	September 30, 2024	March 31, 2024
	(Unaudited)

Up to three months	237,545	72,346
Less: Allowance for current expected credit losses	-	-
Total accounts receivable, net	237,545	72,346

The following table sets forth the aging analysis of accounts receivable:

	March 31, 2024	March 31, 2023

Up to three months	72,346	360,657
Less: Allowance for current expected credit losses	-	-
Total accounts receivable, net	72,346	360,657

Schedule of Property, Plant and Equipment Useful Lives

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Office Equipment	5 years
Fixtures & Furniture	5 years
Computers	3 years

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Office Equipment	5 years
Fixtures & Furniture	5 years
Computers	3 years

Schedule of Disaggregation of Revenues

The Company disaggregates its revenue by types of commission and fee earn, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The summary of the Company’s total revenues by commission type for the six months ended September 30, 2024 and 2023 was as follows:

	For the six months ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Revenue - first year commission	$2,642,434	$6,674,788
Revenue - renewal commission	207,418	96,937
Other activities	-	3,974
Total revenue	$2,849,852	$6,775,699

The Company disaggregates its revenue by types of commission and fee earned, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The summary of the Company’s total revenues by commission type for the years ended March 31, 2024 and 2023 was as follows:

	For years ended March 31,
	2024	2023

Revenue - first year commission	$10,358,016	$704,619
Revenue - renewal commission	521,976	132,852
Other activities	7,838	7,925
Total revenue	$10,887,830	$845,395

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	September 30, 2024	March 31, 2024	September 30, 2023
Period-end spot rate	US$1=HKD7.7693	US$1=HKD7.8259	US$1=HKD7.8308
Average rate	US$1=HKD7.8084	US$1=HKD7.8246	US$1=HKD7.8317

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	March 31, 2024	March 31, 2023
Period-end spot rate	US$1=HKD7.8259	US$1=HKD7.8499
Average rate	US$1=HKD7.8246	US$1=HKD7.8389